Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Beginning balance as of Jan. 1	$ 182	$ 244
Add: Initial OTTI credit losses	61	10
Subsequent OTTI credit losses	18	6
Less: Realized losses for securities sold / consolidated	8	78
Ending balance as of Dec. 31	$ 253	$ 182